Transactions with Related Parties - Tsakos Columbia Shipmanagement S.A. (Details)	Jun. 30, 2018
Tsakos Columbia Shipmanagement S.A. (TCM) | TCM Tsakos Maritime Philippines
Related Party Transaction [Line Items]
Ownership percentage	25.00%